Equity Investments (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended					3 Months Ended
	Mar. 31, 2013 acre	Mar. 31, 2012	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Tatex Thailand II, LLC [Member]	Dec. 31, 2012 Tatex Thailand II, LLC [Member]	Dec. 31, 2011 Tatex Thailand II, LLC [Member]	Mar. 31, 2013 Apico Llc [Member]	Dec. 31, 2012 Apico Llc [Member]	Mar. 31, 2013 Tatex Thailand III, LLC [Member]	Dec. 31, 2012 Tatex Thailand III, LLC [Member]	Dec. 31, 2011 Tatex Thailand III, LLC [Member]	Dec. 31, 2010 Tatex Thailand III, LLC [Member]	Apr. 01, 2010 Grizzly Oil Sands ULC [Member]	Jan. 01, 2008 Grizzly Oil Sands ULC [Member]	Mar. 31, 2013 Grizzly Oil Sands ULC [Member] acre	Mar. 31, 2012 Grizzly Oil Sands ULC [Member] acre	Dec. 31, 2012 Grizzly Oil Sands ULC [Member]	Dec. 31, 2011 Grizzly Oil Sands ULC [Member]	Dec. 31, 2010 Grizzly Oil Sands ULC [Member]	Dec. 07, 2011 Grizzly Oil Sands ULC [Member]	May 15, 2012 Bison Drilling And Field Services LLC [Member]	Apr. 30, 2012 Bison Drilling And Field Services LLC [Member]	Mar. 31, 2013 Bison Drilling And Field Services LLC [Member]	Sep. 30, 2011 Bison Drilling And Field Services LLC [Member]	Sep. 30, 2012 Bison Drilling And Field Services LLC [Member]	Dec. 31, 2012 Bison Drilling And Field Services LLC [Member]	Dec. 31, 2011 Bison Drilling And Field Services LLC [Member]	May 15, 2012 Bison Drilling And Field Services LLC [Member] Minimum [Member]	May 15, 2012 Bison Drilling And Field Services LLC [Member] Maximum [Member]	Mar. 31, 2013 Muskie Holdings LLC [Member]	Dec. 31, 2011 Muskie Holdings LLC [Member]	Dec. 31, 2012 Muskie Holdings LLC [Member]	Mar. 31, 2012 Timber Wolf Terminals LLC [Member]	Dec. 31, 2012 Timber Wolf Terminals LLC [Member]	Mar. 31, 2013 Timber Wolf Terminals LLC [Member]	Dec. 31, 2011 Timber Wolf Terminals LLC [Member]	Mar. 31, 2013 Windsor Midstream LLC [Member]	Mar. 31, 2012 Windsor Midstream LLC [Member]	Dec. 31, 2012 Windsor Midstream LLC [Member]	Dec. 31, 2011 Windsor Midstream LLC [Member]	Mar. 31, 2013 Windsor Midstream LLC [Member] MidMar Gas LLC [Member]	Dec. 31, 2012 Windsor Midstream LLC [Member] MidMar Gas LLC [Member]	Mar. 31, 2013 Stingray Pressure Pumping LLC [Member]	Dec. 31, 2012 Stingray Pressure Pumping LLC [Member]	Jun. 30, 2012 Stingray Pressure Pumping LLC [Member]	Dec. 31, 2011 Stingray Pressure Pumping LLC [Member]	Mar. 31, 2013 Stingray Cementing LLC [Member]	Dec. 31, 2012 Stingray Cementing LLC [Member]	Jun. 30, 2012 Stingray Cementing LLC [Member]	Dec. 31, 2011 Stingray Cementing LLC [Member]	Dec. 31, 2012 Blackhawk Midstream LLC [Member]	Mar. 31, 2013 Blackhawk Midstream LLC [Member]	Jun. 30, 2012 Blackhawk Midstream LLC [Member]	Dec. 31, 2011 Blackhawk Midstream LLC [Member]	Dec. 31, 2012 Stingray Logistics LLC [Member]	Mar. 31, 2013 Stingray Logistics LLC [Member]	Jun. 30, 2012 Stingray Logistics LLC [Member]	Dec. 31, 2011 Stingray Logistics LLC [Member]	Mar. 31, 2013 Diamondback Energy LLC [Member]	Dec. 31, 2012 Diamondback Energy LLC [Member]	Dec. 17, 2012 Diamondback Energy LLC [Member]	Oct. 11, 2012 Diamondback Energy LLC [Member]	Jun. 30, 2012 Diamondback Energy LLC [Member]	Dec. 31, 2011 Diamondback Energy LLC [Member]	Mar. 31, 2013 Stingray Energy Services LLC [Member]	Dec. 31, 2012 Stingray Energy Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest							23.50%	23.50%				17.90%	17.90%					24.9999%		24.9999%					15.00%	40.00%	25.00%		40.00%					25.00%		50.00%					22.50%			28.40%	28.40%			50.00%				50.00%				50.00%		50.00%		50.00%						21.40%		50.00%
Equity shares owned by affiliate (shares)										85,122	85,122
Total shares owned of subaffiliate (shares)										1,000,000	1,000,000
Gas and oil area, reserve (acres)	243,000		243,000															800,000
Distributions received	$ 188,000	$ 200,000	$ 820,000	$ 870,000	$ 565,000		$ 200,000	$ 820,000
Equity investments	451,592,000		381,484,000	86,824,000			15,000	203,000	1,030,000			8,639,000	8,657,000	8,282,000				176,196,000		172,766,000	69,008,000					13,988,000			13,518,000	6,366,000			7,702,000	2,138,000	7,320,000		878,000	870,000		9,887,000		9,503,000				15,718,000	13,265,000			3,088,000	3,110,000			0	0		0	947,000	928,000		0	212,413,000	151,317,000	138,496,000			0	2,148,000	0
Equity method investment, percentage of remaining interest												68.70%	68.70%
Amount of cash calls, proportionately based												0	626,000					7,500,000		103,915,000						300,000			1,373,000				800,000		6,213,000					0		1,819,000				1,800,000	14,500,000			0	3,269,000			436,000				983,000
(Income) loss from equity method investments	61,210,000	(268,000)	8,322,000	(1,418,000)	(977,000)								(251,000)	(172,000)	(224,000)			(500,000)	(300,000)	(1,512,000)	(1,592,000)	(740,000)				(100,000)			(373,000)	357,000			(400,000)		(1,031,000)		(122,000)			400,000	100,000	663,000				(700,000)	(1,235,000)				(159,000)			(436,000)				(36,000)				61,100,000	12,821,000
Gas and oil areage, undeveloped, gross (acres)																			47,000
Increase (decrease) due to foreign currency translation adjusment																		(3,600,000)	900,000	1,355,000
Loans receivable, description of variable rate basis																				LIBOR				LIBOR
Basis spread on loan receivable																	4.00%														0.28%	8.00%
Debt instrument, maturity date																Dec. 31, 2011	Dec. 31, 2012
Loans receivable, fixed interest rate																0.69%
Origination of notes receivable from related parties			0	3,182,000	2,877,000																3,182,000
Interest income	79,000	27,000	72,000	186,000	387,000																147,000	267,000
Payments for equity method investments	12,653,000	75,879,000	147,307,000	34,621,000	1,244,000																				6,152,000		6,009,000							2,142,000		1,000,000					7,021,000																											2,200,000
Amount Loaned During Period																												1,594,000
Currency transaction loss in note receivable			(2,442,000)	(1,087,000)	(2,952,000)	(696,000)																	75,000
Investment (shares)																																																																	7,914,036
Promissory note receivable																																																																	63,600,000
Share price (usd per share)																																																														$ 26.84	$ 19.12
Increase in equity method investment																							$ 22,325,000